Long-Term Debt - Disclosure of the Movement of the Corporation's Long-Term Debt Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Long Term Debt [Line Items]
Opening Balance	$ 2,428,579	$ 2,469,427
Principal Movements	(139,913)	46,352
Transaction costs	(4,735)
Accretion	18,267	13,922
Translation	56,371	8,418
Total	2,358,569	2,428,579
Current portion of long term debt	4,990	47,750	$ 32,889
Long-term debt	2,353,579	2,380,829	$ 2,436,538
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Opening Balance	1,965,928	1,978,763
Principal Movements	(125,442)	20,587
Transaction costs	(3,906)
Accretion	11,817	7,752
Total	1,848,397	1,965,928
Current portion of long term debt	7,042	45,848
Long-term debt	1,841,355	1,920,080
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Opening Balance	296,198	307,584
Principal Movements	100,529	3,204
Transaction costs	(829)
Accretion	1,271	1,241
Translation	56,371	9,423
Total	453,540	296,198
Current portion of long term debt	3,299	7,512
Long-term debt	450,241	288,686
USD Second Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Opening Balance	166,453	161,524
Principal Movements	115,000
Accretion	5,179	4,929
Total	56,632	166,453
Current portion of long term debt	(5,351)	5,610
Long-term debt	$ 61,983	172,063
CDN 2013 Debentures
Disclosure Of Long Term Debt [Line Items]
Opening Balance		21,556
Principal Movements		22,561
Translation		$ 1,005